Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Mortgage servicing rights	$ 850	$ 749	$ 339
Level 3
Fair Value Measurements
Percentage of level three assets to total assets measured at fair value	1.00%	83.00%	90.00%
Percentage of level three liabilities to total liabilities measured at fair value	40.00%	84.00%	93.00%
Recurring basis | Level 2
Assets
Mortgage loans held for-for-sale	$ 37,035	$ 308,477	$ 164,422
Derivatives assets, lending, net	12
Total assets at fair value	37,047	308,477	164,422
Liabilities
Derivative liabilities, lending, net	12	55	143
Total liabilities at fair value	12	55	143
Recurring basis | Level 3
Assets
Derivatives assets, lending, net	498	3,111	7,275
Mortgage servicing rights	850	749	339
Securitized mortgage collateral		1,639,251	2,100,175
Total assets at fair value	1,348	1,643,111	2,107,789
Liabilities
Securitized mortgage borrowings		1,614,862	2,086,557
Long-term debt	35,889	46,536	44,413
Total liabilities at fair value	35,889	1,661,398	2,130,970
Recurring basis | Interest rate lock commitments (IRLCs) | Level 3
Assets
Derivatives assets, lending, net	498	3,100
Recurring basis | Hedging Instruments | Level 2
Assets
Derivatives assets, lending, net	$ 12
Recurring basis | Derivative assets, lending, net | Interest rate lock commitments (IRLCs) | Level 3
Assets
Total assets at fair value		$ 3,100	$ 7,300